Lease obligations (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating cash flows from operating leases	$ 195,000	$ 196,000
Right-of-use asset obtained in exchange for new operating lease obligations	62,000	57,000	$ 4,000
ZHEJIANG TIANLAN
Right-of-use asset obtained in exchange for new operating lease obligations	0	0
Finance cash flows from finance leases	$ 0	$ 0